GENERAL (Narrative) (Details) ₪ / shares in Units, $ in Thousands, $ in Thousands, ₪ in Millions, shares in Millions			1 Months Ended		12 Months Ended
	Sep. 11, 2022	May 13, 2021 USD ($)	May 31, 2020 ILS (₪)	May 31, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 AUD ($)	Dec. 31, 2020 USD ($)	May 13, 2021 ₪ / shares shares
Disclosure of attribution of expenses by nature to their function [line items]
Share issue related cost						$ 132,560
Loss for the year					$ (37,509)	(24,769)		$ (6,083)
Description of reverse share split in a ratio	10:1
Long Term Loan			₪ 15	$ 4,250
Employment encouragement grant value							$ 222	170
Forgivable Loans								$ 483
TASE | IPO
Disclosure of attribution of expenses by nature to their function [line items]
Number of shares issued | shares									4.4
Public offering price per share | ₪ / shares									₪ 0.001
Gross proceeds from issuing of shares		$ 141,600
Proceeds from issuing of shares net of issuance costs		$ 132,500
Share issue related cost					$ 1,790	1,879
Amount of bonuses in respect of the IPO to a number of employees						$ 979